INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of Income Taxes [Line Items]
Tax Losses	$ 194,577	$ 237,452	$ 154,980
Temporary Differences	13,070	16,511	22,071
Investment Tax Credits	329	318	312
Operating loss carry-forwards - Canada [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	158,619	137,037	125,851
Operating loss carry-forwards - South Africa [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	35,958	100,415	28,925
Net capital loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	0	0	204
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,931	7,672	7,526
Financing Costs [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	3,611	7,539	13,357
Property, plant and equipment [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	728	697	807
Other [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	$ 800	$ 603	$ 381